SCUDDER ADVISOR FUNDS

One South Street

Baltimore, Maryland 21202

July 30, 2003

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE:	SCUDDER ADVISOR FUNDS (the “Trust”)

on behalf of:

Lifecycle Mid Range Fund

Lifecycle Short Range Fund (the “Funds”)

1933 Act File No. 33-07404

1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated July 25, 2003, do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 103 on July 25, 2003.

If you have any questions, please contact Fran Pollack-Matz at (410) 895-3288.

Very truly yours,

/s/ Bruce A. Rosenblum
Bruce A. Rosenblum Assistant Secretary